Supplemental Information (Other Noncurrent Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Supplemental Information [Abstract]
Derivative instruments	$ 204.4	$ 246.0
Other long-term receivables	16.9	17.2
Prepaid tax	37.0	31.3
Deferred tax assets	185.0	75.3
Deposits	36.5	40.1
Other	191.2	199.1
Other noncurrent assets total	$ 671.0	$ 609.0